Schedule of maximum percentage of interest dilution (Details)	12 Months Ended
	Dec. 31, 2022 Numbers shares	Dec. 31, 2021 Numbers shares
IfrsStatementLineItems [Line Items]
Number of shares	270,139	269,376
Share Based Payment Plan G P A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	270,139	269,376
Balance of effective stock options granted | Numbers	3,038	1,412
Maximum percentage of dilution	1.12%	0.52%